Client Name:
Client Project Name:	BRAVO 2025-NQM9
Start - End Dates:	5/5/2025 - 7/9/2025
Deal Loan Count:	63

Waived Conditions Summary

Review Scope	Category	Code	Description	Count
Credit	Terms/Guidelines	CRDTER4631	Loan parameters do not meet guidelines	2
Credit	Credit/Mtg History	CRDCRMH149	Missing support docs for VOM/VOR (e.g. cancelled checks)	1
Credit	Credit/Mtg History	CRDCRMH3000	# of Tradelines Does Not Meet Guideline Requirements	1
Property Valuations	Appraisal	PRVAAPPR4789	Appraisal Deficiency	1
Total				5

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